Submission	Oct. 01, 2026
Submission [Line Items]
Central Index Key	0001690842
Registrant Name	GraniteShares Platinum Trust
Registration File Number	333-276531
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	GraniteShares Platinum Trust
Street 1	250 BROADWAY
Street 2	24TH FLOOR
City	NEW YORK
State or Country Code	NY
Zip Code	10007
Ceased Operations Date	Jun. 30, 2026
Reporting FY End Date	Jun. 30, 2026